Business Combinations and Divestitures - Consolidated Income Statements For Qualtrics (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions		12 Months Ended
	Mar. 13, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Income Statements
Total revenue		€ 34,176	€ 31,207	€ 29,520
Cost of cloud		(4,660)	(3,884)	(3,499)
Total cost of revenue		9,243	8,674	8,038
Total operating expenses		(29,511)	(25,408)	(23,606)
Operating profit		4,665	5,799	5,914
Profit (loss) before tax		4,764	5,341	4,513
Profit (loss) after tax		0	2,363	(1,359)
Consolidated Statements of Cash Flow
Net operating cash flow		0	122	(29)
Net investing cash flow		0	5,510	(32)
Net financing cash flow		€ 0	€ 24	€ (263)
Weighted average shares outstanding, basic		1,166	1,167	1,170
Weighted average shares outstanding, diluted		1,180	1,180	1,175
Share-based payment expenses		€ 2,385	€ 2,220	€ 1,431
Qualtrics International Inc. [Member]
Consolidated Income Statements
Cloud revenue			621	1,129
Total revenue			745	1,351
Cost of cloud			(88)	(265)
Total cost of revenue			196	499
Total operating expenses			(1,155)	(2,771)
Disposal gain before tax	€ 3,562		3,562	0
Operating profit			3,152	(1,420)
Profit (loss) before tax			3,162	(1,423)
Income tax expense	799		799	(64)
Profit (loss) after tax			2,363	(1,359)
Attributable to owners of parents			€ 2,505	€ (993)
Earnings per share, basic (in Euro per share)			€ 2.15	€ (0.85)
Earnings per share, diluted (in Euro per share).			€ 2.12	€ (0.85)
Consolidated Statements of Cash Flow
Net operating cash flow			€ 122	€ (29)
Net investing cash flow			5,510	(32)
Net financing cash flow			24	(263)
Taxes	€ 799		€ 799	€ (64)
Weighted average shares outstanding, basic			1,167	1,170
Weighted average shares outstanding, diluted			1,180	1,175
Share-based payment expenses			€ 403	€ 1,182